Employee Future Benefits	3 Months Ended
Mar. 31, 2021
Employee Future Benefits
Employee Future Benefits

9. Employee future benefits

The Company sponsors a pension plan in Germany (The Aeterna Zentaris GmbH Pension Plan). The change in the Company’s accrued benefit obligations is summarized as follows:

	March 31, 2021			Year ended December 31, 2020
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	15,341	94	15,435	13,788
Current service cost	15	1	16	54
Interest cost	23	—	23	163
Actuarial (gain) loss arising from changes in financial assumptions	(882)	—	(882)	651
Benefits paid	(115)	(2)	(117)	(532)
Impact of foreign exchange rate changes	(664)	(4)	(668)	1,311
Balances – End of the period	13,718	89	13,807	15,435
Amounts recognized:
In net loss	(77)	(1)	(78)	(218)
In other comprehensive loss	(1,546)	(4)	(1,550)	(1,961)

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Discount rates were 0.6% at December 31, 2020 and 1% at March 31, 2021.